Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Future commitments under coal, gas and transportation contractual agreements
2012	$ 67,000,000
2013	63,000,000
2014	62,000,000
2015	57,000,000
2016	49,000,000
Thereafter	280,000,000
Total	96,000,000	[1]
Operating Lease Commitments
Lease expense	81,000,000		111,000,000	102,000,000
Future minimum lease commitments
2012	37,000,000
2013	21,000,000
2014	11,000,000
2015	9,000,000
2016	9,000,000
Thereafter	9,000,000
Total	578,000,000
Coal, Gas and Transportation Commitments
Coal, Gas and Transportation Commitments
Purchases	1,600,000,000		1,500,000,000	1,400,000,000
Future commitments under coal, gas and transportation contractual agreements
Total	1,845,000,000	[2]
Future minimum lease commitments
2012	891,000,000
2013	130,000,000
2014	136,000,000
2015	103,000,000
2016	101,000,000
Thereafter	$ 484,000,000

[1]	As of December 31, 2011, the maximum remaining term under any individual purchased power contract is six years.
[2]	Includes those coal transportation and lignite commitments for 2012 as no other nominations were made as of December 31, 2011. Natural gas nomination is through February 2016.